Revenue From Contracts With Customers Revenue From Contracts With Customers - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Energy management services projects not complete
Long-term contracts or programs	$ 44.2	$ 85.3